9. SERIES A-1 REDEEMABLE CONVERTIBLE STOCK (Details 1) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2009 Days	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 19, 2009	Mar. 03, 2009	Feb. 09, 2009
Credit facility ("Facility") with a life sciences fund										$ 5
Par Value of Series A-1 redeemable convertible preferred stock										$ 0.001
Basis of issuemnce of Preferred Stock	1 share of Series A-1 redeemable convertible preferred stock for every $10,000 invested.
Annual Rate Of dividend Preferred Stock	1000.00%			1000.00%
Conversion basis in form of common stock	$0.75 per share
Number of Trading days	5
% of the average of the closing bid price	75
Outstanding balance of Preferred stock			1,130,165		1,130,165
Convertible into Company's common stock		1,506,887	1,506,887	1,506,887	1,506,887
Drawan		3,418,166		3,418,166
Commitment		5,000,000		5,000,000
Accrued dividends recorded asInterest Expense		34,275	31,152	0	638,202	1,432,661	196,986	0
Decrease in the fair value of the embedded conversion option liability		17,050	10,461
Interest expense from amortization of the debt discount and deferred costs		111,074	111,075	80,247	94,022	0	12,443,112	4,134,693
Purchase Price per share Calculation basis				$10,000 per share plus accrued
Dividend yield				0.00%
Expected volatility				16000.00%
Risk-free interest rate				19.00%
Expected life				1 year
Embedded conversion option		5,286		5,286		25,983
Shares Issued											24,900,000
Shares Issued Value											4,731,000
Closing price of share											$ 0.19
Reduced conversion price of outstanding Series A-1 convertible preferred stock issued to Volation									$ 0.10
Shares issued as result of modification term									22,880,000
Shares issued for commitment fee									2,500,000
SeriesAPreferredStockMember
Accrued dividends recorded asInterest Expense				65,583	59,302
Decrease in the fair value of the embedded conversion option liability				20,697	64,599
Non-refundable commitment fee				250,000
Interest expense from amortization of the debt discount and deferred costs				222,149	220,930
Number of advanced written notice to the investor,				30
Purchase Price per share Calculation basis				$10,000 per share plus accrued but unpaid dividends
Dividend yield				0.00%
Expected volatility				16000.00%
Risk-free interest rate				$ 2100.00%
Expected life				9 months 7 days